SEGMENT INFORMATION (Revenue by product) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of products and services [line items]
Net sales	$ 9,700,296	$ 7,223,975	$ 7,877,449
Semi-finished
Disclosure of products and services [line items]
Net sales	123,752	19,878	88,264
Slabs
Disclosure of products and services [line items]
Net sales	715,513	0	0
Hot rolled
Disclosure of products and services [line items]
Net sales	3,366,697	2,763,403	3,049,433
Cold rolled
Disclosure of products and services [line items]
Net sales	1,321,663	1,110,671	1,176,019
Coated
Disclosure of products and services [line items]
Net sales	3,391,328	2,900,009	3,004,700
Roll-formed and tubular
Disclosure of products and services [line items]
Net sales	472,253	413,991	509,034
Other products
Disclosure of products and services [line items]
Net sales	309,090	16,023	49,999
Total sales
Disclosure of products and services [line items]
Net sales	$ 9,700,296	$ 7,223,975	$ 7,877,449